                                                                         As filed with the Securities and Exchange Commission on May 27, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments.
BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2016

	Shares	Value
COMMON STOCKS - 99.6%
AUSTRALIA - 4.7%
Diversified - 0.7%
Macquarie Atlas Roads Group	614,000	$2,257,653
Toll Roads - 4.0%
Transurban Group	1,556,741	13,522,521
Total AUSTRALIA		15,780,174
CANADA - 10.2%
Electricity Transmission & Distribution - 0.5%
Hydro One Ltd. [1]	81,400	1,523,645
Pipelines - 9.7%
Enbridge, Inc.	149,000	5,800,531
Inter Pipeline Ltd.	124,500	2,564,293
Pembina Pipeline Corp.	241,300	6,523,229
TransCanada Corp.	266,900	10,493,100
TransCanada Corp. [2]	94,700	3,335,919
Veresen, Inc.	581,500	3,926,664
Total Pipelines		32,643,736
Total CANADA		34,167,381
CHINA - 2.2%
Gas Utilities - 1.4%
ENN Energy Holdings Ltd.	885,500	4,866,852
Pipelines - 0.3%
Beijing Capital International Airport Company Ltd.	894,900	955,760
Ports - 0.5%
China Merchants Holdings International Company Ltd.	555,742	1,652,468
Total CHINA		7,475,080
FRANCE - 3.4%
Airports - 0.4%
Aeroports de Paris	11,346	1,401,205
Toll Roads - 3.0%
Groupe Eurotunnel SE	897,900	10,052,544
Total FRANCE		11,453,749
HONG KONG - 1.8%
Gas Utilities - 1.8%
China Gas Holdings Ltd.	1,223,100	1,805,271
Hong Kong & China Gas Company Ltd.	2,322,280	4,341,183
Total Gas Utilities		6,146,454
Total HONG KONG		6,146,454
ITALY - 4.8%
Pipelines - 2.7%
Snam SpA	1,457,818	9,123,077
Toll Roads - 2.1%
Atlantia SpA	255,000	7,065,341
Total ITALY		16,188,418
JAPAN - 1.6%
Airports - 0.6%
Japan Airport Terminal Company Ltd.	61,200	2,172,071
Rail - 1.0%
East Japan Railway Co.	37,200	3,208,854
Total JAPAN		5,380,925
LUXEMBOURG - 2.0%
Communications - 2.0%
SES SA	236,000	6,904,161
Total LUXEMBOURG		6,904,161
MEXICO - 1.3%
Airports - 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV	458,800	2,632,162
Pipelines - 0.5%
Infraestructura Energetica Nova SAB de CV	407,900	1,657,367
Total MEXICO		4,289,529
NETHERLANDS - 1.2%
Midstream - 1.2%
Koninklijke Vopak NV	82,484	4,102,335
Total NETHERLANDS		4,102,335

SINGAPORE - 0.2%
Ports - 0.2%
Hutchison Port Holdings Trust	1,617,800	809,491
Total SINGAPORE		809,491
SPAIN - 5.4%
Airports - 2.2%
Aena SA 1,2	58,400	7,530,036
Electricity Transmission & Distribution - 2.0%
Red Electrica Corp. SA	77,000	6,670,200
Toll Roads - 1.2%
Ferrovial SA	189,347	4,063,575
Total SPAIN		18,263,811
SWITZERLAND - 1.5%
Airports - 1.5%
Flughafen Zuerich AG	5,487	4,908,656
Total SWITZERLAND		4,908,656
UNITED KINGDOM - 7.9%
Electricity Transmission & Distribution - 4.7%
National Grid PLC	1,112,326	15,738,653
Water - 3.2%
Pennon Group PLC	498,900	5,802,092
United Utilities Group PLC	380,700	5,039,338
Total Water		10,841,430
Total UNITED KINGDOM		26,580,083
UNITED STATES - 51.4%
Communications - 1.9%
SBA Communications Corp. [2]	64,700	6,480,999
Electric Utilities & Generation - 2.0%
Edison International	93,300	6,707,337
Electricity Transmission & Distribution - 3.1%
Eversource Energy	181,500	10,588,710
Gas Utilities - 4.0%
NiSource, Inc.	285,500	6,726,380
ONE Gas, Inc.	41,100	2,511,210
Southwest Gas Corp.	63,900	4,207,815
Total Gas Utilities		13,445,405
Infrastructure - Diversified - 0.8%
CenterPoint Energy, Inc.	118,700	2,483,204
Midstream - 6.8%
Enable Midstream Partners LP	95,900	820,904
EQT Midstream Partners LP	43,300	3,222,819
Rice Midstream Partners LP	72,200	1,075,058
Rice Midstream Partners LP	156,620	2,332,072
Sunoco Logistics Partners LP	127,100	3,186,397
Targa Resources Corp.	149,200	4,455,112
The Williams Companies, Inc.	378,200	6,077,674
Western Gas Partners LP	39,600	1,719,036
Total Midstream		22,889,072
Pipelines - 14.8%
Boardwalk Pipeline Partners LP	220,800	3,254,592
Columbia Pipeline Group, Inc.	256,400	6,435,640
Energy Transfer Equity LP	215,500	1,536,515
Energy Transfer Partners LP	293,900	9,504,726
Enterprise Products Partners LP	668,900	16,468,318
Kinder Morgan, Inc.	261,900	4,677,534
MPLX LP	73,976	2,196,348
SemGroup Corp.	33,100	741,440
Sempra Energy	32,900	3,423,245
Williams Partners LP	82,851	1,694,296
Total Pipelines		49,932,654
Telecommunications - 10.0%
American Tower Corp.	214,753	21,984,264
Crown Castle International Corp.	135,800	11,746,700
Total Telecommunications		33,730,964
Transmission & Distribution - 5.3%
PG&E Corp.	298,200	17,808,504
Water - 2.7%
American Water Works Company, Inc.	131,674	9,076,289
Total UNITED STATES		173,143,138
Total COMMON STOCKS
(Cost $305,458,171)		335,593,385
Total Investments - 99.6%
(Cost $305,458,171)		335,593,385
Other Assets in Excess of Liabilities - 0.4%		1,513,950
TOTAL NET ASSETS - 100.0%		$337,107,335

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1
-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the total value of all such securities was $9,053,681 or 2.7% of net assets.

2	-- Non-income producing security.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2016
	Shares	Value
COMMON STOCKS - 98.3%
AUSTRALIA - 8.5%
Real Estate - Diversified - 3.6%
Dexus Property Group	7,608,100	$46,201,057
Retail - 4.9%
Scentre Group	7,502,772	25,539,446
Vicinity Centres	5,314,400	12,988,560
Westfield Corp.	3,278,444	25,102,012
Total Retail		63,630,018
Total AUSTRALIA		109,831,075
AUSTRIA - 1.2%
Office - 1.2%
CA Immobilien Anlagen AG	806,601	15,834,049
Total AUSTRIA		15,834,049
FRANCE - 4.4%
Office - 2.0%
Gecina SA	189,800	26,033,968
Real Estate - Diversified - 2.4%
Unibail-Rodamco SE	112,600	30,881,210
Total FRANCE		56,915,178
GERMANY - 8.8%
Office - 2.6%
alstria office REIT-AG	2,326,547	33,518,916
Real Estate Management/Service - 3.3%
Vonovia SE	1,181,220	42,406,892
Residential - 1.4%
Deutsche Wohnen AG	581,127	18,035,048
Retail - 1.5%
Deutsche EuroShop AG	423,003	19,806,517
Total GERMANY		113,767,373
HONG KONG - 7.9%
Office - 2.9%
Hongkong Land Holdings Ltd.	6,375,100	38,201,467
Real Estate - Diversified - 2.0%
Cheung Kong Property Holdings Ltd.	2,146,100	13,830,062
Swire Properties Ltd.	4,480,300	12,127,258
Total Real Estate - Diversified		25,957,320
Retail - 3.0%
Hang Lung Properties Ltd.	3,300,700	6,301,751
The Wharf Holdings Ltd.	5,837,100	31,972,581
Total Retail		38,274,332
Total HONG KONG		102,433,119
JAPAN - 8.0%
Office - 4.2%
Mitsubishi Estate Company Ltd.	2,018,455	37,462,460
Nippon Building Fund, Inc.	2,823	16,711,796
Total Office		54,174,256
Real Estate - Diversified - 3.1%
GLP J-REIT	12,238	13,940,747
Mitsui Fudosan Company Ltd.	1,051,400	26,187,916
Total Real Estate - Diversified		40,128,663
Residential - 0.7%
Nippon Accommodations Fund, Inc.	2,450	9,445,072
Total JAPAN		103,747,991
NETHERLANDS - 0.8%
Retail - 0.8%
Atrium European Real Estate Ltd.	2,640,320	10,518,308
Total NETHERLANDS		10,518,308
NEW ZEALAND - 0.4%
Real Estate Operator/Developer - 0.4%
Precinct Properties New Zealand Ltd.	5,550,747	4,812,498
Total NEW ZEALAND		4,812,498

SINGAPORE - 1.7%
Industrial - 1.7%
Global Logistic Properties Ltd.	15,577,600	22,217,736
Total SINGAPORE		22,217,736
UNITED KINGDOM - 4.8%
Real Estate - Diversified - 2.0%
Land Securities Group PLC	1,685,800	26,580,841
Retail - 2.8%
Hammerson PLC	4,305,300	35,715,829
Total UNITED KINGDOM		62,296,670
UNITED STATES - 51.8%
Communications - 0.4%
SBA Communications Corp. [1]	56,700	5,679,639
Healthcare - 6.7%
Care Capital Properties, Inc.	673,824	18,085,436
Physicians Realty Trust	640,136	11,893,727
Ventas, Inc.	494,300	31,121,128
Welltower, Inc.	378,600	26,252,124
Total Healthcare		87,352,415
Hotel - 4.5%
DiamondRock Hospitality Co.	821,761	8,316,221
Hersha Hospitality Trust	410,607	8,762,354
Host Hotels & Resorts, Inc.	1,896,300	31,668,210
Sunstone Hotel Investors, Inc.	655,308	9,174,312
Total Hotel		57,921,097
Industrial - 4.5%
Prologis, Inc.	1,321,300	58,375,034
Mixed - 2.2%
Kilroy Realty Corp.	470,804	29,128,643
Office - 7.2%
Brandywine Realty Trust	1,595,800	22,389,074
Corporate Office Properties Trust	621,612	16,311,099
Hudson Pacific Properties, Inc.	548,263	15,855,766
SL Green Realty Corp.	407,981	39,525,199
Total Office		94,081,138
Other - 2.1%
CyrusOne, Inc.	607,012	27,710,098
Real Estate - Diversified - 2.5%
Vornado Realty Trust	340,200	32,125,086
Regional Malls - 9.6%
CBL & Associates Properties, Inc.	1,725,475	20,533,153
Simon Property Group, Inc.	500,560	103,961,306
Total Regional Malls		124,494,459
Residential - 6.3%
AvalonBay Communities, Inc.	160,100	30,451,020
Camden Property Trust	270,800	22,771,572
Equity Residential	173,500	13,017,705
Mid-America Apartment Communities, Inc.	149,590	15,289,594
Total Residential		81,529,891
Retail - 0.5%
WP Glimcher, Inc.	677,200	6,426,628
Specialty - 2.3%
Outfront Media, Inc.	1,420,050	29,963,055
Strip Centers - 1.0%
DDR Corp.	717,100	12,757,209
Triple Net Lease - 2.0%
Gramercy Property Trust	2,374,761	20,066,730
Spirit Realty Capital, Inc.	465,257	5,234,141
Total Triple Net Lease		25,300,871
Total UNITED STATES		672,845,263
Total COMMON STOCKS
(Cost $1,231,509,277)		1,275,219,260
Total Investments - 98.3%
(Cost $1,231,509,277)		1,275,219,260
Other Assets in Excess of Liabilities - 1.7%		22,547,268
TOTAL NET ASSETS - 100.0%		$1,297,766,528

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 - Non-income producing security.

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2016
	Shares	Value
COMMON STOCKS - 97.5%
Communications - 0.9%
SBA Communications Corp. [1]	4,800	$480,816
Healthcare - 12.8%
Care Capital Properties, Inc.	56,328	1,511,843
HCP, Inc.	5,570	181,471
Physicians Realty Trust	57,429	1,067,031
Ventas, Inc.	29,162	1,836,040
Welltower, Inc.	34,000	2,357,560
Total Healthcare		6,953,945
Hotel - 6.9%
DiamondRock Hospitality Co.	71,500	723,580
Hersha Hospitality Trust	31,932	681,429
Host Hotels & Resorts, Inc.	94,331	1,575,328
Sunstone Hotel Investors, Inc.	54,368	761,152
Total Hotel		3,741,489
Industrial - 7.7%
Prologis, Inc.	95,614	4,224,226
Mixed - 3.5%
Kilroy Realty Corp.	30,900	1,911,783
Office - 12.7%
Brandywine Realty Trust	142,465	1,998,784
Corporate Office Properties Trust	51,409	1,348,972
Hudson Pacific Properties, Inc.	38,746	1,120,534
SL Green Realty Corp.	25,549	2,475,187
Total Office		6,943,477
Other - 4.2%
CyrusOne, Inc.	50,700	2,314,455
Real Estate - Diversified - 3.7%
Vornado Realty Trust	21,398	2,020,613
Regional Malls - 17.1%
CBL & Associates Properties, Inc.	164,087	1,952,635
Simon Property Group, Inc.	35,349	7,341,634
Total Regional Malls		9,294,269
Residential - 15.7%
American Homes 4 Rent	34,700	551,730
AvalonBay Communities, Inc.	14,010	2,664,702
Camden Property Trust	26,563	2,233,683
Equity Residential	31,767	2,383,478
Mid-America Apartment Communities, Inc.	7,298	745,928
Total Residential		8,579,521
Retail - 4.2%
Acadia Realty Trust	30,600	1,074,978
WP Glimcher, Inc.	126,294	1,198,530
Total Retail		2,273,508
Specialty - 3.6%
Outfront Media, Inc.	92,228	1,946,011
Triple Net Lease - 4.5%
Gramercy Property Trust	235,500	1,989,975
Spirit Realty Capital, Inc.	40,500	455,625
Total Triple Net Lease		2,445,600
Total COMMON STOCKS
(Cost $49,985,937)		53,129,713
Total Investments - 97.5%
(Cost $49,985,937)		53,129,713
Other Assets in Excess of Liabilities - 2.5%		1,355,794
TOTAL NET ASSETS - 100.0%		$54,485,507

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 - Non-income producing security.

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2016
	Shares	Value
COMMON STOCKS - 67.2%
AUSTRALIA - 4.4%
Containers & Packaging - 0.1%
Amcor Ltd.	6,000	$65,886
Diversified - 0.1%
Macquarie Atlas Roads Group	16,900	62,141
Exploration & Production - 0.2%
Karoon Gas Australia Ltd. [1]	48,000	46,014
Senex Energy Ltd. [1]	103,200	24,234
Total Exploration & Production		70,248
Metals & Mining - 0.6%
BHP Billiton Ltd.	10,633	275,395
South32 Ltd. [1]	59,000	66,206
Total Metals & Mining		341,601
Real Estate - Diversified - 1.0%
Dexus Property Group	88,800	539,248
Refineries - 0.1%
Caltex Australia Ltd.	2,200	57,378
Retail - 1.4%
Scentre Group	92,400	314,530
Vicinity Centres	63,700	155,685
Westfield Corp.	40,600	310,861
Total Retail		781,076
Toll Roads - 0.9%
Transurban Group	53,267	462,700
Total AUSTRALIA		2,380,278
AUSTRIA - 0.4%
Metals & Mining - 0.1%
voestalpine AG	1,660	55,367
Office - 0.3%
CA Immobilien Anlagen AG	8,800	172,749
Total AUSTRIA		228,116
BRAZIL - 0.0%
Basic Materials - 0.0%
Vale SA	3,935	16,566
Total BRAZIL		16,566
CANADA - 5.0%
Basic Materials - 1.0%
Agrium, Inc.	2,260	199,535
Barrick Gold Corp.	14,165	192,361
Potash Corporation of Saskatchewan, Inc.	7,900	134,458
Total Basic Materials		526,354
Electricity Transmission & Distribution - 0.1%

Hydro One Ltd. [2]	2,200	41,180
Exploration & Production - 0.7%
Advantage Oil & Gas Ltd. [1]	5,600	30,744
Africa Oil Corp. [1,3]	49,400	83,300
Birchcliff Energy Ltd. [1]	7,600	30,956
Cenovus Energy, Inc.	10,900	141,836
Peyto Exploration & Development Corp.	1,440	32,032
Seven Generations Energy Ltd. [1,3]	5,510	82,942
Total Exploration & Production		401,810
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	4,765	25,095
Goldcorp, Inc.	2,400	38,952
Silver Wheaton Corp.	4,100	67,978
Total Metals & Mining		132,025
Oilfield Services & Equipment - 0.2%
Xtreme Drilling & Coil Services Corp. [1]	84,330	99,995
Pipelines - 2.8%
Enbridge, Inc.	9,400	365,940
Inter Pipeline Ltd.	4,500	92,685
Pembina Pipeline Corp.	11,400	307,572
TransCanada Corp.	12,800	503,228
TransCanada Corp. [1]	2,900	102,156
Veresen, Inc.	22,400	151,259
Total Pipelines		1,522,840
Total CANADA		2,724,204
CHINA - 0.5%
Gas Utilities - 0.3%
ENN Energy Holdings Ltd.	33,800	185,770
Pipelines - 0.1%
Beijing Capital International Airport Company Ltd.	27,900	29,798
Ports - 0.1%
China Merchants Holdings International Company Ltd.	17,169	51,051
Total CHINA		266,619
FINLAND - 0.4%
Basic Materials - 0.4%
UPM-Kymmene OYJ	11,221	202,872
Total FINLAND		202,872
FRANCE - 2.0%
Airports - 0.1%
Aeroports de Paris	400	49,399
Office - 0.6%
Gecina SA	2,300	315,480
Real Estate - Diversified - 0.7%
Unibail-Rodamco SE	1,400	383,958
Toll Roads - 0.6%
Groupe Eurotunnel SE	28,900	323,554
Total FRANCE		1,072,391

GERMANY - 2.7%
Metals & Mining - 0.2%
ThyssenKrupp AG	5,845	121,063
Office - 0.7%
alstria office REIT-AG	26,800	386,112
Real Estate Management/Service - 1.0%
Vonovia SE	14,070	505,126
Residential - 0.4%
Deutsche Wohnen AG	7,200	223,449
Retail - 0.4%
Deutsche EuroShop AG	4,900	229,436
Total GERMANY		1,465,186
HONG KONG - 2.7%
Gas Utilities - 0.5%
China Gas Holdings Ltd.	37,700	55,644
Hong Kong & China Gas Company Ltd.	108,900	203,574
Total Gas Utilities		259,218
Office - 0.8%
Hongkong Land Holdings Ltd.	75,900	454,815
Real Estate - Diversified - 0.6%
Cheung Kong Property Holdings Ltd.	23,700	152,729
Swire Properties Ltd.	59,300	160,513
Total Real Estate - Diversified		313,242
Retail - 0.8%
Hang Lung Properties Ltd.	42,600	81,333
The Wharf Holdings Ltd.	70,200	384,519
Total Retail		465,852
Total HONG KONG		1,493,127
IRELAND - 0.2%
Basic Materials - 0.0%
CRH PLC	744	20,966
Containers & Packaging - 0.2%
Smurfit Kappa Group PLC	3,179	81,775
Total IRELAND		102,741
ITALY - 1.1%
Pipelines - 0.7%
Snam SpA	59,966	375,269
Toll Roads - 0.4%
Atlantia SpA	8,700	241,053
Total ITALY		616,322
JAPAN - 3.1%
Airports - 0.2%
Japan Airport Terminal Company Ltd.	2,300	81,630
Basic Materials - 0.1%
JFE Holdings, Inc.	5,300	71,180
Metals & Mining - 0.3%
Nippon Steel & Sumitomo Metal Corp.	7,450	142,829

Office - 1.2%
Mitsubishi Estate Company Ltd.	25,100	465,855
Nippon Building Fund, Inc.	33	195,356
Total Office		661,211
Paper & Forest Products - 0.1%
Oji Holdings Corp.	17,600	70,689
Rail - 0.2%
East Japan Railway Co.	1,300	112,137
Real Estate - Diversified - 0.9%
GLP J-REIT	151	172,010
Mitsui Fudosan Company Ltd.	12,600	313,836
Total Real Estate - Diversified		485,846
Residential - 0.1%
Nippon Accommodations Fund, Inc.	20	77,103
Total JAPAN		1,702,625
LUXEMBOURG - 0.4%
Communications - 0.4%
SES SA	8,100	236,965
Total LUXEMBOURG		236,965
MEXICO - 0.4%
Airports - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV	17,200	98,677
Metals & Mining - 0.1%
Southern Copper Corp.	1,600	44,336
Pipelines - 0.1%
Infraestructura Energetica Nova SAB de CV	12,500	50,790
Total MEXICO		193,803
NETHERLANDS - 0.5%
Midstream - 0.3%
Koninklijke Vopak NV	3,240	161,141
Retail - 0.2%
Atrium European Real Estate Ltd.	30,721	122,384
Total NETHERLANDS		283,525
NEW ZEALAND - 0.1%
Real Estate Operator/Developer - 0.1%
Precinct Properties New Zealand Ltd.	75,814	65,731
Total NEW ZEALAND		65,731
NORWAY - 0.1%
Chemicals - 0.1%
Yara International ASA	1,500	56,310
Total NORWAY		56,310
SINGAPORE - 0.8%
Food Products - 0.3%
Golden Agri-Resources Ltd.	249,200	75,813
Wilmar International Ltd.	29,900	74,561
Total Food Products		150,374
Industrial - 0.5%

Global Logistic Properties Ltd.	186,400	265,855
Ports - 0.0%
Hutchison Port Holdings Trust	49,400	24,718
Total SINGAPORE		440,947
SOUTH AFRICA - 0.1%
Basic Materials - 0.1%
Mondi PLC	1,512	28,914
Total SOUTH AFRICA		28,914
SPAIN - 1.2%
Airports - 0.5%
Aena SA [1,2]	2,000	257,878
Electricity Transmission & Distribution - 0.4%
Red Electrica Corp. SA	2,600	225,228
Toll Roads - 0.3%
Ferrovial SA	6,996	150,141
Total SPAIN		633,247
SWEDEN - 0.0%
Metals & Mining - 0.0%
Boliden AB	1,400	22,332
Total SWEDEN		22,332
SWITZERLAND - 1.3%
Airports - 0.3%
Flughafen Zuerich AG	200	178,919
Basic Materials - 0.6%
Syngenta AG	4,077	337,657
Metals & Mining - 0.4%
Glencore PLC	91,400	205,509
Total SWITZERLAND		722,085
UNITED KINGDOM - 3.6%
Basic Materials - 0.1%
Antofagasta PLC	5,815	39,080
Electricity Transmission & Distribution - 1.1%
National Grid PLC	41,927	593,238
Exploration & Production - 0.1%
Tullow Oil PLC [1]	16,500	46,407
Metals & Mining - 0.3%
Anglo American PLC	9,022	71,132
Rio Tinto PLC	2,821	79,749
Total Metals & Mining		150,881
Real Estate - Diversified - 0.5%
Land Securities Group PLC	19,500	307,466
Retail - 0.8%
Hammerson PLC	56,500	468,712
Water - 0.7%
Pennon Group PLC	17,500	203,521
United Utilities Group PLC	13,400	177,376
Total Water		380,897

Total UNITED KINGDOM		1,986,681
UNITED STATES - 36.2%
Basic Materials - 1.5%
Freeport-McMoRan, Inc. [1]	7,891	81,593
International Paper Co.	3,200	131,328
Monsanto Co.	2,926	256,727
Newmont Mining Corp.	6,932	184,253
Nucor Corp.	1,400	66,220
Stillwater Mining Co. [1]	8,450	89,992
Total Basic Materials		810,113
Chemicals - 0.1%
CF Industries Holdings, Inc.	2,250	70,515
Communications - 0.6%
SBA Communications Corp. [1]	3,200	320,544
Containers & Packaging - 0.2%
AptarGroup, Inc.	500	39,205
Bemis Company, Inc.	500	25,890
WestRock Co.	1,683	65,687
Total Containers & Packaging		130,782
Electric Utilities & Generation - 0.4%
Edison International	3,300	237,237
Electricity Transmission & Distribution - 0.8%
Eversource Energy	7,200	420,048
Energy - 0.2%
Baker Hughes, Inc.	1,000	43,830
Newfield Exploration Co. [1]	1,300	43,225
Total Energy		87,055
Exploration & Production - 0.8%
Anadarko Petroleum Corp.	2,170	101,057
Cabot Oil & Gas Corp.	2,400	54,504
Cimarex Energy Co.	500	48,635
Concho Resources, Inc. [1]	700	70,728
Parsley Energy, Inc. [1]	3,200	72,320
SM Energy Co.	4,740	88,827
Total Exploration & Production		436,071
Food Products - 0.3%
Archer-Daniels-Midland Co.	4,021	146,003
Ingredion, Inc.	400	42,716
Total Food Products		188,719
Gas Utilities - 1.3%
NiSource, Inc.	15,500	365,180
ONE Gas, Inc.	2,400	146,640
Southwest Gas Corp.	2,700	177,795
Total Gas Utilities		689,615
Healthcare - 2.0%
Care Capital Properties, Inc.	8,675	232,837
Physicians Realty Trust	8,197	152,300

Ventas, Inc.	6,200	390,352
Welltower, Inc.	4,500	312,030
Total Healthcare		1,087,519
Hotel - 1.3%
DiamondRock Hospitality Co.	11,800	119,416
Hersha Hospitality Trust	3,900	83,226
Host Hotels & Resorts, Inc.	22,600	377,420
Sunstone Hotel Investors, Inc.	7,798	109,172
Total Hotel		689,234
Industrial - 1.3%
Prologis, Inc.	15,800	698,044
Infrastructure - Diversified - 0.2%
CenterPoint Energy, Inc.	5,600	117,152
Machinery - 0.1%
AGCO Corp.	561	27,882
Metals & Mining - 0.3%
Alcoa, Inc.	15,200	145,616
Midstream - 3.0%
EQT Midstream Partners LP	3,530	262,738
Gener8 Maritime, Inc. [1]	10,800	76,248
Rice Midstream Partners LP	10,100	150,389
Rice Midstream Partners LP	3,127	46,561
Sunoco Logistics Partners LP	6,270	157,189
Targa Resources Corp.	15,410	460,155
The Williams Companies, Inc.	18,700	300,509
Western Gas Partners LP	4,530	196,647
Total Midstream		1,650,436
Mixed - 0.6%
Kilroy Realty Corp.	5,700	352,659
Office - 2.0%
Brandywine Realty Trust	19,100	267,973
Corporate Office Properties Trust	7,400	194,176
Hudson Pacific Properties, Inc.	6,600	190,872
SL Green Realty Corp.	4,800	465,024
Total Office		1,118,045
Oil, Gas & Consumable Fuels - 0.9%
Buckeye Partners LP	3,820	259,531
Exxon Mobil Corp.	1,300	108,667
Gulfport Energy Corp. [1]	3,200	90,688
Hess Corp.	700	36,855
Total Oil, Gas & Consumable Fuels		495,741
Oilfield Services & Equipment - 0.6%
Aspen Technology, Inc. [1]	2,160	78,041
Bristow Group, Inc.	2,100	39,732
National Oilwell Varco, Inc.	2,300	71,530
Schlumberger Ltd.	1,060	78,175
Weatherford International PLC [1]	6,000	46,680

Total Oilfield Services & Equipment		314,158
Other - 0.7%
CyrusOne, Inc.	6,900	314,985
Rice Energy, Inc. [1]	6,630	92,555
Total Other		407,540
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. [1]	1,500	25,680
Pipelines - 5.2%
Boardwalk Pipeline Partners LP	20,840	307,181
Columbia Pipeline Group, Inc.	17,600	441,760
Energy Transfer Partners LP	9,750	315,315
Enterprise Products Partners LP	11,350	279,437
Kinder Morgan, Inc.	19,300	344,698
MPLX LP	8,900	264,241
NuStar Energy LP	3,110	125,644
SemGroup Corp.	3,780	84,672
Sempra Energy	2,300	239,315
Spectra Energy Corp.	3,800	116,280
Spectra Energy Partners LP	3,280	157,834
Williams Partners LP	7,860	160,737
Total Pipelines		2,837,114
Real Estate - Diversified - 0.7%
Vornado Realty Trust	4,100	387,163
Refineries - 0.2%
Valero Energy Corp.	1,900	121,866
Regional Malls - 2.6%
CBL & Associates Properties, Inc.	18,100	215,390
Simon Property Group, Inc.	5,920	1,229,525
Total Regional Malls		1,444,915
Residential - 1.8%
AvalonBay Communities, Inc.	2,000	380,400
Camden Property Trust	3,200	269,088
Equity Residential	2,000	150,060
Mid-America Apartment Communities, Inc.	1,562	159,652
Total Residential		959,200
Retail - 0.2%
The Home Depot, Inc.	300	40,029
WP Glimcher, Inc.	8,700	82,563
Total Retail		122,592
Specialty - 0.7%
Outfront Media, Inc.	17,800	375,580
Strip Centers - 0.3%
DDR Corp.	9,000	160,110
Telecommunications - 2.5%
American Tower Corp.	8,400	859,908
Crown Castle International Corp.	6,100	527,650
Total Telecommunications		1,387,558

Timber - 0.2%
Weyerhaeuser Co.			3,040	94,179
Transmission & Distribution - 1.2%
PG&E Corp.			11,100	662,892
Triple Net Lease - 0.7%
Gramercy Property Trust			27,800	234,910
Spirit Realty Capital, Inc.			13,900	156,375
Total Triple Net Lease				391,285
Water - 0.7%
American Water Works Company, Inc.			5,200	358,436
Total UNITED STATES				19,823,295
Total COMMON STOCKS
(Cost $36.602,912)				36,764,882
CONVERTIBLE PREFERRED STOCKS - 1.1%
UNITED STATES - 1.1%
Office - 0.8%
Equity Commonwealth, 6.50%			17,600	439,472
Triple Net Lease - 0.3%
Lexington Realty Trust, 6.50%			3,200	156,600
Total UNITED STATES				596,072
Total CONVERTIBLE PREFERRED STOCKS
(Cost $593,304)				596,072
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS - 18.0%
BERMUDA - 0.3%
Transportation - 0.3%
Teekay Offshore Partners LP	6.00%	07/30/19	$250	$156,875
Total BERMUDA				156,875
GREECE - 0.6%
Services - 0.6%
Dynagas LNG Partners LP	6.25	10/30/19	475	318,250
Total GREECE				318,250
LUXEMBOURG - 0.4%
Telecommunications - 0.4%
Intelsat Luxembourg SA	7.75	06/01/21	775	230,562
Total LUXEMBOURG				230,562
SINGAPORE - 0.5%
Financial Services - 0.5%
Puma International Financing SA	6.75	02/01/21	300	287,850
Total SINGAPORE				287,850
UNITED STATES - 16.2%
Electric Utilities & Generation - 0.6%
TerraForm Power Operating LLC [2]	5.88	02/01/23	400	324,000
Energy - 3.9%
Blue Racer Midstream LLC [2]	6.13	11/15/22	375	312,187

Crestwood Midstream Partners LP	6.00	12/15/20	175	137,375
EP Energy LLC	6.38	06/15/23	325	149,500
EV Energy Partners LP	8.00	04/15/19	500	125,000
Ferrellgas LP	6.75	01/15/22	225	199,688
Global Partners LP	6.25	07/15/22	400	298,000
Holly Energy Partners LP	6.50	03/01/20	325	321,750
Suburban Propane Partners LP	5.50	06/01/24	275	265,375
Tesoro Logistics LP	6.13	10/15/21	325	325,000
Total Energy				2,133,875
Healthcare - 1.2%
CHS/Community Health Systems, Inc.	6.88	02/01/22	375	338,437
HCA, Inc.	5.88	05/01/23	325	340,844
Total Healthcare				679,281
Media - 2.4%
CCO Holdings LLC	5.75	01/15/24	325	338,406
Lamar Media Corp.	5.38	01/15/24	300	312,840
Mediacom Broadband LLC	6.38	04/01/23	250	255,625
Neptune Finco Corp. [2]	10.88	10/15/25	350	380,450
Total Media				1,287,321
Pipelines - 0.6%
MPLX LP [2]	4.88	12/01/24	375	346,214
Services - 1.2%
Casella Waste Systems, Inc.	7.75	02/15/19	325	329,672
United Rentals North America, Inc.	5.75	11/15/24	350	350,000
Total Services				679,672
Telecommunications - 4.0%
CenturyLink, Inc.	7.65	03/15/42	400	330,000
Crown Castle International Corp.	5.25	01/15/23	300	323,625
CyrusOne LP	6.38	11/15/22	300	311,250
FairPoint Communications, Inc. [2]	8.75	08/15/19	250	236,875
Frontier Communications Corp. [2]	11.00	09/15/25	350	351,750
Level 3 Financing, Inc.	5.38	05/01/25	350	354,375
Zayo Group LLC	6.00	04/01/23	300	299,436
Total Telecommunications				2,207,311
Transportation - 0.5%
Watco Companies LLC [2]	6.38	04/01/23	250	243,750
Utility - 1.8%
AES Corp.	4.88	05/15/23	325	312,813
NRG Energy, Inc.	6.25	07/15/22	350	325,500
NRG Yield Operating LLC	5.38	08/15/24	350	325,500
Total Utility				963,813
Total UNITED STATES				8,865,237
Total CORPORATE BONDS
(Cost $11,441,293)				9,858,774
			Shares	Value
PREFERRED STOCKS - 4.0%
UNITED STATES - 4.0%

Office - 1.6%
CoreSite Realty Corp., 7.25%			14,900	$387,400
Kilroy Realty Corp., 6.38%			3,800	98,534
Vornado Realty Trust, 5.70%			16,000	409,600
Total Office				895,534
Other - 0.3%
Digital Realty Trust, Inc., 5.88%			6,600	165,528
Residential - 0.6%
American Homes 4 Rent, 5.00% [5]			11,900	315,231
Self Storage - 0.7%
Public Storage, 5.63%			15,400	404,250
Strip Centers - 0.4%
DDR Corp., 6.25%			8,100	210,681
Triple Net Lease - 0.4%
EPR Properties, 6.63%			3,800	99,560
Gramercy Property Trust, 7.13%			4,826	125,476
Total Triple Net Lease				225,036
Total UNITED STATES				2,216,260
Total PREFERRED STOCKS
(Cost $2,159,710)				2,216,260
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
TERM LOANS - 1.1%
AUSTRALIA - 0.4%
FMG Resources August 2006 Pty Ltd. [3,4]	4.25%	06/30/19	$273,597	$230,429
Total AUSTRALIA				230,429
CANADA - 0.7%
Four Seasons Holdings, Inc. [3,4]	6.25	12/28/20	250	247,083
MEG Energy Corp. [3,4]	3.75	03/31/20	149,610	120,136
Total CANADA				367,219
Total TERM LOANS
(Cost $605,096)				597,648
Total Investments - 91.4%
(Cost $51,402,315)				50,033,636
Other Assets in Excess of Liabilities - 8.6%				4,679,009
TOTAL NET ASSETS - 100.0%				$54,712,645

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 - Non-income producing security.
2 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the total value of all such securities was $2,494,284 or 4.6% of net assets.
3 - Private Placement.
4 - Variable rate security - Interest rate shown is the rate in effect as of March 31, 2016.
5 - Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Brookfield Investment Management Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in a Fund’s portfolio. Pursuant to the procedures, securities in a Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of March 31, 2016, the Funds did not have any securities that were fair valued by the Adviser’s Valuation Committee.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical assets or liabilities
• Level 2 - quoted prices in markets that are not active or other significant observable inputs
    (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
• Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers, who are subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
Brookfield Global Listed Infrastructure Fund
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2016:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$15,780,174	$-	$15,780,174
Canada	30,831,462	3,335,919	-	34,167,381
China	-	7,475,080	-	7,475,080
France	-	11,453,749	-	11,453,749
Hong Kong	-	6,146,454	-	6,146,454
Italy	-	16,188,418	-	16,188,418
Japan	-	5,380,925	-	5,380,925
Luxembourg	-	6,904,161	-	6,904,161
Mexico	4,289,529	-	-	4,289,529
Netherlands	-	4,102,335	-	4,102,335
Singapore	-	809,491	-	809,491
Spain	-	18,263,811	-	18,263,811
Switzerland	-	4,908,656	-	4,908,656
United Kingdom	-	26,580,083	-	26,580,083
United States	173,143,138	-	-	173,143,138
Total	$208,264,129	$127,329,256	$-	$335,593,385

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading or priced at cost. During the three months ended March 31, 2016, transfers from Level 2 to Level 1 were $2,332,072, which represents a security that was previously fair valued and currently priced using the market close price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the three months ended March 31, 2016, the Fund did not invest in any Level 3 securities.

Brookfield Global Listed Real Estate Fund
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2016:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$109,831,075	$-	$109,831,075
Austria	-	15,834,049	-	15,834,049
France	-	56,915,178	-	56,915,178
Germany	-	113,767,373	-	113,767,373
Hong Kong	-	102,433,119	-	102,433,119
Japan	-	103,747,991	-	103,747,991
Netherlands	-	10,518,308	-	10,518,308
New Zealand	-	4,812,498	-	4,812,498
Singapore	-	22,217,736	-	22,217,736
United Kingdom	-	62,296,670	-	62,296,670
United States	672,845,263	-	-	672,845,263
Total	$672,845,263	$602,373,997	$-	$1,275,219,260

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued using a factor as a result of market movements following the close of local trading. During the three months ended March 31, 2016, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the three months ended March 31, 2016, the Fund did not invest in any Level 3 securities.

Brookfield U.S. Listed Real Estate Fund
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2016:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$53,129,713	$-	$-	$53,129,713
Total	$53,129,713	$-	$-	$53,129,713

For further information regarding security characteristics, see the Schedule of Investments.

During the three months ended March 31, 2016, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the three months ended March 31, 2016, the Fund did not invest in any Level 2 or Level 3 securities.

Brookfield Real Assets Securities Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2016:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$275,395	$2,104,883	$-	$2,380,278
Austria	-	228,116	-	228,116
Brazil	16,566	-	-	16,566
Canada	2,622,048	102,156	-	2,724,204
China	-	266,619	-	266,619
Finland	-	202,872	-	202,872
France	-	1,072,391	-	1,072,391
Germany	-	1,465,186	-	1,465,186
Hong Kong	-	1,493,127	-	1,493,127
Ireland	20,966	81,775	-	102,741
Italy	-	616,322	-	616,322
Japan	-	1,702,625	-	1,702,625
Luxembourg	-	236,965	-	236,965
Mexico	193,803	-	-	193,803
Netherlands	-	283,525	-	283,525
New Zealand	-	65,731	-	65,731
Norway	-	56,310	-	56,310
Singapore	-	440,947	-	440,947
South Africa	-	28,914	-	28,914
Spain	-	633,247	-	633,247
Sweden	-	22,332	-	22,332
Switzerland	337,657	384,428	-	722,085
United Kingdom	79,749	1,906,932	-	1,986,681
United States	19,823,295	-	-	19,823,295
Total Common Stocks	23,369,479	13,395,403	-	36,764,882
Convertible Preferred Stocks:
United States	439,472	156,600	-	596,072
Corporate Bonds:
Bermuda	-	156,875	-	156,875
Greece	-	318,250	-	318,250
Luxembourg	-	230,562	-	230,562
Singapore	-	287,850	-	287,850
United States	-	8,865,237	-	8,865,237
Total Corporate Bonds	-	9,858,774	-	9,858,774
Preferred Stocks:
United States	2,216,260	-	-	2,216,260
Term Loans:
Australia	-	230,429	-	230,429
Canada	-	367,219	-	367,219
Total Term Loans	-	597,648	-	597,648
Total	$26,025,211	$24,008,425	$-	$50,033,636
Assets	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$137,951	$-	$137,951
Total Assets – Other Financial Instruments	$-	$137,951	$-	$137,951

* Other financial instruments include swap contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 common stocks are fair valued using a factor as a result of market movements following the close of local trading or priced at cost. During the three months ended March 31, 2016, transfers from Level 2 to Level 1 were $172,037, which represents a security that was previously fair valued and currently priced using the market close price and a security that was previously priced using the mean of the bid and ask price and currently priced using the market close price and transfers from Level 1 to Level 2 were $156,600, which represents a security that was previously priced using the market close price and currently priced using the mean of the bid and ask price. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the three months ended March 31, 2016, the Fund did not invest in any Level 3 securities.

Swap Agreements: Each Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for the purpose of hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a debt instrument or common stock. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuers will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing a Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a “Reference Asset”) without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by the Fund to reduce exposure to an owned asset without selling it. Because a Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.

Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for a Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the interest rate hedging transactions), the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap and potential illiquidity of the hedging instrument utilized, which may make it difficult for the Fund to close out or unwind one or more hedging transactions.

Total rate of return swaps and related derivatives present certain legal, tax and market uncertainties that present risks in entering into such arrangements. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their positions, or characterizing their tax treatment. In addition, additional regulations and laws may apply to these types of derivatives that have not previously been applied. There can be no assurance that future decisions construing similar provisions to those in any swap agreement or other related documents or additional regulations and laws will not have an adverse effect on a Fund that utilizes these instruments.
At March 31, 2016, the Brookfield Real Assets Securities Fund had the following swap agreement outstanding:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS [1]

Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)	Termination Date	Unrealized Appreciation[2]
Morgan Stanley	Bloomberg Commodity Index	$ 2,758	(0.15) %	06/23/17	$ 137,951

[1] The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.
[2] There are no upfront payments on the swap contracts listed above, therefore the unrealized appreciation on the contract is equal to its market value.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments, not including foreign currency translation and swap contracts at March 31, 2016 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brookfield Global Listed Infrastructure Fund	$305,458,171	$48,196,809	$(18,061,595)	$30,135,214
Brookfield Global Listed Real Estate Fund	1,231,509,277	105,218,603	(61,508,620)	43,709,983
Brookfield U.S. Listed Real Estate Fund	49,985,937	5,761,381	(2,617,605)	3,143,776
Brookfield Real Assets Securities Fund	51,402,315	3,025,673	(4,394,352)	(1,368,679)

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits
(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title) /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  May 27, 2016

By (Signature and Title) /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  May 27, 2016